Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities
Net income (loss)	$ (1,459,183)	$ (891,060)	$ (7,132,464)	$ (3,176,464)	$ 2,670,414
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	142,940	129,956	551,767	526,460	94,444
Stock-based compensation	275,806	9,000	1,749,446	20,000
Changes in operating assets and liabilities:
Accounts receivable - related party				3,478,900	(3,478,900)
Inventories		(175)	1,055	(97,674)	(111,000)
Prepaid expenses	(210)	(259,071)	(521,949)	116,327	25,066
Other receivable - related party	46,743		162,335	116,180	(116,180)
Other receivable - others	(14,901)	(181,596)	(318)	11,258
Other current assets	5,389
Deposits - related party	(7,566)	(3,941)	2,570	(4,966)
Deposits - others	(146)		660,132	(382,534)	(389,320)
Accrued expenses	243,539	56,403	506,822	(59,940)	131,918
Other payable - related party	217,183	(22,846)	(2,373,180)	(1,638,890)	3,224,263
Other payable - others	182,850	175,354	392,299	(133,759)	1,043,737
Net Cash Provided by (Used for) Operating Activities	(367,556)	(987,976)	(6,001,485)	(1,225,102)	3,094,442
Cash Flows from Investing Activities
Prepaid investment		(360,000)			(700,000)
Purchase of property and equipment	(6,352)		(273,015)	(3,686,597)	(78,508)
Acquisitions of intangible assets					(4,950,000)
Acquisitions of goodwill				(319,688)
Net Cash Used for Investing Activities	(6,352)	(360,000)	(273,015)	(4,006,285)	(5,728,508)
Cash Flows from Financing Activities
Proceeds from short-term bank loan			10,000
Proceeds from short-term loan - related parties	325,040
Proceeds from issuance of common stock		1,500,000	5,839,901	3,600,395	864,452
Proceeds from subscribed capital	56,000		75,040	1,862,643
Issuance of stock warrant	26,667	30,000	60,000	40,000
Payments on repurchase of unvested restricted stock				(666)
Contribution from non-controlling interest in subsidiary				50
Net Cash Provided by Financing Activities	407,707	1,530,000	5,984,941	5,502,422	864,452
Net Increase (Decrease) in Cash	33,799	182,024	(289,559)	271,035	(1,769,614)
Cash from acquired subsidiaries			2,354	21,650
Cash, Beginning of Period	21,504	312,173	312,173	19,498	1,789,112
Foreign currency translation effect on cash	2,934	(3,357)	(3,464)	(10)
Cash, End of Period	58,237	490,840	21,504	312,173	19,498
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes			6,239	800
Cash paid during the period for interest	113		131
Non-cash operating, investing and financing activities:
Construction in progress transferred to other receivable			410,000
Restricted stock deposit liability transferred to common stock	42	971	3,287	4,284	6,159
Other payable to related parties transferred to common stock		2,024,000	2,027,400
Net payment for acquisition of subsidiaries:
Cash			5,704	21,650
Inventories				1,055
Prepaid expenses			16,500	2,784
Other receivable - related party			210,259
Other receivable - others				12,149
Property and equipment, net			5,152	6,642
Goodwill			344,594	1,105,942
Other assets				20,959
Accrued expenses			(60,640)
Other payable			(518,219)	(151,131)
Non-controlling interest				(50)
Total payment for acquisition of subsidiaries			3,350	1,020,000
Transferred from prepaid investment				(700,000)
Net payment for acquisition of subsidiaries			$ 3,350	$ 320,000